Proposed Acquisition (Details Narrative) - Stock purchase agreement [member]	Dec. 12, 2025 USD ($)
ProposedAcquisitionLineItems [Line Items]
Cash payments	$ 5,000,000
First anniversary [member]
ProposedAcquisitionLineItems [Line Items]
Cash payments	1,500,000
Second anniversary [member]
ProposedAcquisitionLineItems [Line Items]
Cash payments	$ 2,000,000